Wasmer Schroeder High Yield Municipal Fund
WASMER SCHROEDER HIGH YIELD MUNICIPAL FUND
Investment Objectives
The Wasmer Schroeder High Yield Municipal Fund (the “Fund”) seeks to generate a high level of interest income that is not subject to federal income tax.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Total
Redemption Fee (as a percentage of Amount Redeemed) | Wasmer Schroeder High Yield Municipal Fund | Institutional Class	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Wasmer Schroeder High Yield Municipal Fund Institutional Class
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.75%
[1]	Wasmer, Schroeder & Company, LLC (the “Adviser”), the Fund's investment adviser, has contractually agreed to waive a portion or all of its management fees and pay Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), taxes, interest expense and extraordinary expenses) do not exceed 0.75% of the Fund’s average daily net assets (the “Expense Cap”). The Expense Cap will remain in effect through at least June 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were paid, subject to the Expense Cap.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year).

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Wasmer Schroeder High Yield Municipal Fund | Institutional Class | USD ($)	77	242	421	941

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
The Fund’s principal investment strategy focuses on medium- to lower-credit quality municipal securities. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities that pay interest not subject to regular federal income tax. Some of these investments in municipal securities may pay interest that is not exempt from the federal alternative minimum tax (“AMT”). Municipal securities may include debt obligations of U.S. states, territories, counties, cities, political subdivisions, government agencies and instrumentalities. The Fund also invests in non-governmental municipal issuers, including, but not limited to, healthcare organizations, corporate issuers of municipal debt, and various project finance bond issues. The Fund primarily invests in general obligation and revenue obligation securities, including fixed and variable rate securities, municipal notes and private placements, auction-rate securities, variable rate demand notes, lease-backed obligations and certificates of participation. The Fund may from time to time invest temporarily up to 20% of its net assets in taxable securities of at least comparable quality to the municipal securities in which the Fund invests. The Fund may also invest up to 25% of its net assets in municipal securities that are subject to the AMT. The Fund has no policy limiting its investments in municipal securities whose issuers are located in the same state or territory. However, it is not the present intention of the Fund to invest more than 25% of the Fund’s net assets in issuers located in the same state. The Fund may hold up to 15% of its net assets in illiquid or thinly traded securities, which may include securities that are subject to resale restrictions such as those issued pursuant to Rule 144A of the Securities Act of 1933, as amended (the “Securities Act”). Securities issued pursuant to Rule 144A will be considered liquid if determined to be so under the Fund's written liquidity risk management program. The Fund may invest in securities that do not produce immediate cash income, such as zero coupon securities and securities that are in payment default.

The Adviser seeks to meet these investment parameters by investing in higher yielding securities, specifically municipal securities that are deemed to be of medium- or lower-credit quality. Investment grade securities are those securities rated ‘BBB-’ or higher by Standard & Poor’s Ratings Services (“S&P”) and/or Fitch Ratings, Inc. (“Fitch”) and/or ‘Baa3’ or higher by Moody’s Investors Service, Inc. (“Moody’s”). The Fund considers medium- and lower-rated securities to be those securities that are rated by S&P and/or Fitch as ‘BBB+’ through ‘D’ (inclusive) and rated by Moody’s as ‘Baa1’ through ‘D’ (inclusive); non-rated securities may also meet the Adviser’s definition of a medium- or lower-credit quality security. The Fund may invest an unlimited amount of its total assets in below-investment grade debt securities (or “junk bonds”). The Adviser may make the determination to overweight higher-credit quality securities if it deems the difference in returns between quality classifications is too narrow or if the Adviser anticipates adverse developments in the medium- and/or lower-credit quality segments of the municipal market.

The Adviser’s decision to buy or sell securities is based on its consideration of, among other things, the issuer’s financial resources and operating history, its sensitivity to economic conditions and trends, the ability of its management, its debt maturity schedules and borrowing requirements, and relative values based on anticipated cash flow, interest and asset coverage. The Adviser may pursue purchases or sales of securities to shift the Fund’s broad risk exposures (such as duration, optionality, curve positioning, sector exposure, and aggregate credit quality), to increase or reduce the Fund’s exposure to a particular issuer, or for general liquidity needs of the Fund. The risk of market value fluctuations resulting from shifts in interest rates are not a major consideration. In current market conditions, the Fund anticipates investing substantially in municipal bonds with remaining maturities of 5- to 30-years. The Fund does not target a specific level of portfolio turnover as purchases and sales are made if the Adviser determines the transactions will be advantageous to the Fund.

Principal Investment Risks
Losing all or a portion of your money on your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

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Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The municipal securities market generally, or certain municipal securities in particular, may be significantly affected by adverse political, legislative or regulatory changes or litigation at the federal or state level.

•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.

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High Yield Risk. High yield debt obligations (commonly known as “junk bonds”) are speculative investments and entail greater risk of loss of principal than securities and loans that are investment grade rated because of their greater exposure to credit risk. The high yield market at times is subject to substantial volatility and high yield debt obligations may be less liquid than higher quality securities.

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Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

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Sector and Geographic Risk. The Fund may invest a significant portion of its assets in obligations issued in a particular state and/or U.S. territory and may invest a significant portion of its assets in certain sectors or types of obligations. The value of Fund shares may be affected by events that adversely affect that state, U.S. territory, sector or type of obligation and may fluctuate more than that of a fund that invests more broadly. General obligation bonds issued by municipalities are adversely affected by economic downturns and the resulting decline in tax revenues. Certain municipal bond issuers in Puerto Rico have recently experienced financial difficulties and rating agency downgrades.

•	Fixed Income Securities Risks. Fixed income (debt) securities are generally subject to the following risks:

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Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Given that the Federal Reserve has begun to raise interest rates, the Fund may face a heightened level of interest rate risk.

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Extension Risk. If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline.

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Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

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Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates, and the Fund may have to invest the proceeds in lower-yielding securities.

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Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these bonds.

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Liquidity Risk. The Fund may be unable to sell illiquid investments at the time or price it desires and, as a result, could lose its entire investment in such investments. Liquid securities can become illiquid during periods of market stress. If a significant amount of the Fund’s securities become illiquid, the Fund may not be able to timely pay redemption proceeds and may need to sell securities at significantly reduced prices.

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Alternative Minimum Tax Risk. A portion of the Fund’s otherwise tax-exempt dividends may be taxable to shareholders who are subject to the federal alternative minimum tax. If a Fund shareholder’s AMT liability increased as a result of such dividends, this result would reduce the Fund’s after-tax return to the shareholder.

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Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income.

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Tax and Taxability Risk. The Fund relies on the opinion of the issuer’s bond counsel that the interest paid on the issuer’s securities will not be subject to federal income tax. However, after the Fund buys a security issued as tax-exempt, the Internal Revenue Service may determine that interest on the security should, in fact, be taxable, in which event the dividends the Fund pays with respect to that interest would be subject to federal income tax.

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Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.

Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual returns for the Fund from year to year. The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with broad measures of market performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.WSCFunds.com or by calling the Fund toll-free at 1-855-972-6864 (855-WSC-MUNI).

Calendar Year Total Returns as of December 31,

The Fund’s calendar year-to-date return as of March 31, 2019 was 3.21%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 3.50% for the quarter ended June 30, 2016, and the lowest quarterly return was -4.40% for the quarter ended December 31, 2016.

Average Annual Total Returns - Wasmer Schroeder High Yield Municipal Fund	Label	1 Year	Since Inception	Inception Date
Bloomberg Barclays Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)	4.76%	5.59%	Mar. 31, 2014
Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.28%	3.31%	Mar. 31, 2014
Institutional Class	Return Before Taxes	1.10%	5.69%	Mar. 31, 2014
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	0.99%	5.39%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	2.13%	5.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.